SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 15:-        SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company manages its business on the basis of one reportable segment. See Note 1a for a brief description of the Company's business.

b.	Total revenues are attributed to geographic areas based on the bill-to location of the customers and/or customers' manufacturing subcontractors.

The following table presents total revenues for the years ended December 31, 2011, 2010 and 2009 and long-lived assets as of December 31, 2011, 2010 and 2009:

	2011		2010		2009
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$5,643	$1,026	$6,910	$617	$4,307	$392
China and Hong Kong	25,136	--	32,896	--	23,463	--
Far East (excluding China and Hong Kong)	2,933	--	1,567	--	300	--
Canada	1,375	--	638	-	340	--
USA	10,440	2	6,584	2	7,286	2
Europe	17,635	--	13,310	--	4,179	--
Others	295	--	93	--	171	--

	$63,457	$1,028	$61,998	$619	$40,046	$394

*)	Excluded goodwill and intangible assets.

c.
Revenues from network processors amounted to $61,802, $60,883 and $39,109 for the years ended December 31, 2011, 2010 and 2009, respectively (including NPU based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $16,845, $12,468 and $3,123 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, revenues from software tools and other services amounted to $1,655, $1,115 and $937 for the years ended December 31, 2011, 2010 and 2009, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Year ended December 31,
	2011	2010	2009

Customer A	27%	20%	--
Customer B	24%	40%	54%
Customer C	11%	10%	--